UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):  [] is a restatement.
                                   [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:

Royal Bank of Canada Europe Limited
71 Queen Victoria Street
London EC4V 4DE
United Kingdom

Form 13F File Number: 028-11619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Mr. Charles McManus
Title:  Chief Financial Officer
Phone:  44 020 7653 4821


Signature,  Place,  and  Date  of  Signing:


/s/ Mr. C. McManus                 London, United Kingdom             6/30/2009
---------------------------------  ---------------------------------  ----------
   [Signature]                         [City, State]                    [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
                                        -------------------
Form 13F Information Table Entry Total:         3
                                        -------------------
Form 13F Information Table Value Total: US $582,563(Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  1.   Royal Bank of Canada, Form 13f file number 028-11396


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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------ ----------------- --------- ----------- ------------------ ---------- -------- ---------------------
                                                                 SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS     CUSIP      VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------ ----------------- --------- ----------- --------- --- ---- ---------- -------- --------- ------ ----
GOOGLE INC               CL A              38259P508 470,916,030 1,117,000 SH       DEFINED    1        1,117,000      0    0
ABBOTT LABS              COM               002824100  75,264,000 1,600,000 SH       DEFINED    1        1,600,000      0    0
PROCTER & GAMBLE CO      COM               742718109  36,383,200   712,000 SH       DEFINED    1          712,000      0    0